                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-4661

Exact name of registrant as specified in charter:      Dryden Gobal Total Return Fund,
                                                       Inc.

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Marguerite E.H. Morrison
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7525

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

Dryden
Global Total Return Fund, Inc.

Formerly known as Prudential Global Total Return Fund, Inc.

JUNE 30, 2003           SEMIANNUAL REPORT

FUND TYPE               OBJECTIVE
Global/international    Total return made up of current income
bond                    and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of
The Prudential Insurance Company
of America.

JennisonDrydenMutualFunds

Dear Shareholder,                 August 15, 2003

Stocks and bonds often move in opposite
directions. However, for a period during the spring of 2003, both markets in the United
States rallied in tandem. Recently, signs of stronger economic growth have helped sustain the rise in equities but weighed heavily on bonds. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you.
JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Dryden Global
Total Return Fund, Inc. in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Dryden Global Total Return Fund, Inc.

          Dryden Global Total Return Fund, Inc. 1

Your Fund's Performance

Fund Objective
The Dryden Global Total Return Fund, Inc. (the
Fund) seeks total return made up of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1 as of 6/30/03

                                Six Months   One Year   Five Years   Ten Years  Since Inception2
Class A                            6.81%      13.38%      21.88%       86.97%       302.13%
Class B                            6.40       12.50       18.44          N/A         43.28
Class C                            6.41       12.61       18.55          N/A         43.42
Class Z                            6.80       13.49       23.29          N/A         35.70
Citigroup WGBI-Unhedged3           7.11       16.51       38.25        87.87          ***
Lipper Global Income Funds Avg.4   8.38       15.75       32.57        89.45         ****

Average Annual Total Returns1 as of 6/30/03

                                             One Year   Five Years   Ten Years  Since Inception2
Class A                                        8.85%       3.19%        6.02%        8.28%
Class B                                        7.50        3.28          N/A         4.94
Class C                                       10.49        3.25          N/A         4.81
Class Z                                       13.49        4.28          N/A         4.97
Citigroup WGBI-Unhedged3                      16.51        6.69         6.51         ***
Lipper Global Income Funds Avg.4              15.75        5.72         6.50        ****

Distributions and Yields1 as of 6/30/03
                     Total Distributions       30-Day
                     Paid for Six Months     SEC Yield
Class A                     $0.15               0.90%
Class B                     $0.12               0.17
Class C                     $0.13               0.42
Class Z                     $0.16               1.19

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance numbers, with the exception of six-month, one-, and five-year returns, do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund's inception, past performance returns would have been lower.
Prior to January 15, 1996, the Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. The Fund charges a maximum front-end sales charge of 4% for Class
A shares and a 12b-1 fee of up to 0.30%
annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of 0.75% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and

2 Visit our website at www.jennisondryden.com a 12b-1 fee of up to 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.
2Inception dates: Class A, 7/7/86; Class B and
Class C, 1/15/96; and Class Z, 3/17/97. 3The
Citigroup World Government Bond Index (WGBI)-
Unhedged (formerly known as the Salomon Smith
Barney World Government Bond Index-Unhedged) is a market capitalization-weighted index consisting of the government bond markets of 18 countries, which are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. 4The Lipper Global Income Funds
Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S.
dollar debt securities of issuers located in at least three countries, one of which may be the United States. Investors cannot invest directly in an index. The returns for the Citigroup
WGBI-Unhedged and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Citigroup
WGBI-Unhedged Closest Month-End to Inception cumulative total returns as of 6/30/03 are 270.58% for Class A, 49.44% for Class B and
Class C, and 48.58% for Class Z. Citigroup
WGBI-Unhedged Closest Month-End to Inception average annual total returns as of 6/30/03 are 8.05% for Class A, 5.57% for Class B and Class
C, and 6.54% for Class Z. ****Lipper Average
Closest Month-End to Inception cumulative total returns as of 6/30/03 are 263.16% for Class A, 55.43% for Class B and Class C, and 44.57% for
Class Z. Lipper Average Closest Month-End to
Inception average annual total returns as of 6/30/03 are 7.91% for Class A, 6.00% for Class
B and Class C, and 5.98% for Class Z.

Five Largest Issuers expressed as a percentage of total investments as of 6/30/03

Japanese Government                  18.6%
German Government                    16.7
Canadian Government                   6.8
United Kingdom Treasury               6.7
Italian Government                    5.7
Issuers are subject to change.

Dryden Global Total Return Fund, Inc. 3

Portfolio of Investments
as of June 30, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
 PRINCIPAL                                                              US$
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 LONG-TERM INVESTMENTS  93.2%
 CANADA  6.8%
 -----------------------------------------------------------------------------------
                       Canadian Government Bonds,
   CAD   6,255         3.50%, 6/1/05                                    $     4,644,329
        10,465         4.50%, 9/1/07                                          7,963,027
         3,075         4.25%, 9/1/08                                          2,307,014
                                                                        ---------------
                                                                             14,914,370
 EUROBONDS  34.4%
 -----------------------------------------------------------------------------------
                       Bayerische Hypo - und Vereinsbank AG,
   EUR   1,975          3.00%, 6/11/08                                        2,250,980
                       Belgian Government Bonds,
         2,412          8.50%, 10/1/07                                        3,390,258
                       Brazilian Government Bonds,
           300          11.50%, 4/2/09                                          349,328
                       Finnish Government Bonds,
         1,915          3.00%, 7/4/08                                         2,199,749
                       French Government Bonds,
         1,705         3.50%, 1/12/08                                         2,005,905
         2,795         8.50%, 4/25/23                                         4,865,810
                       German Government Bonds,
        14,820         2.50%, 3/18/05                                        17,126,063
         4,690         3.00%, 4/11/08                                         5,399,224
         3,916         5.375%, 1/4/10                                         5,025,327
         6,970         5.50%, 1/4/31                                          8,960,474
                       Greek Government Bonds,
         4,885          4.65%, 6/21/05                                        5,871,660
                       Italian Government Bonds,
         7,005         6.75%, 7/1/07                                          9,250,817
         1,990         5.00%, 5/1/08                                          2,489,971
           530         5.50%, 11/1/10                                           686,042
                       Spanish Government Bonds,
         4,785          5.35%, 10/31/11                                       6,151,328
                                                                        ---------------
                                                                             76,022,936
 HUNGARY  1.3%
 -----------------------------------------------------------------------------------
                       Hungarian Government Bonds,
   HUF 699,760          7.00%, 4/12/06                                        2,913,843

See Notes to Financial Statements.
4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
 PRINCIPAL                                                              US$
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 JAPAN  18.4%
 -----------------------------------------------------------------------------------
                       Japanese Government Bonds,
  JPY  823,000         0.30%, 9/20/07                                   $     6,856,860
     1,189,950         0.30%, 3/20/08                                         9,896,182
       184,700         1.90%, 3/20/09                                         1,665,661
       152,700         1.80%, 3/22/10                                         1,376,913
     1,070,500         1.60%, 3/21/11                                         9,544,411
       200,350         1.30%, 6/20/12                                         1,746,345
       521,500         1.10%, 9/20/12                                         4,464,509
       426,300         1.90%, 6/20/22                                         3,999,072
       128,000         1.40%, 12/20/32                                        1,076,096
                                                                        ---------------
                                                                             40,626,049
 POLAND  1.5%
 -----------------------------------------------------------------------------------
                       Polish Government Bonds,
   PLZ  11,885          8.50%, 6/12/05                                        3,246,747

 UNITED KINGDOM  6.6%
 -----------------------------------------------------------------------------------
                       United Kingdom Treasury Bonds,
   GBP   2,510         8.50%, 12/7/05                                         4,624,401
         4,805         5.00%, 9/7/14                                          8,422,059
         1,000         4.25%, 6/7/32                                          1,573,417
                                                                        ---------------
                                                                             14,619,877
 UNITED STATES  24.2%
 CORPORATE BONDS  2.2%
 -----------------------------------------------------------------------------------
                       Chohung Bank, FRN,
    USD    450          6.354%, 1/7/05                                          465,750
                       Fideicomiso Petacalco,
           904          10.16%, 12/23/09                                      1,054,836
                       Korea Exchange Bank,
           220          13.75%, 6/30/10                                         259,600
                       Oryx Energy Co.,
         1,690          8.00%, 10/15/03                                       1,721,263
                       Safeway, Inc.,
         1,245          6.05%, 11/15/03                                       1,263,698
                                                                        ---------------
                                                                              4,765,147

                                              See Notes to Financial Statements.
                                         Dryden Global Total Return Fund, Inc. 5

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
 PRINCIPAL                                                              US$
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 UNITED STATES GOVERNMENT OBLIGATIONS  22.0%
 -----------------------------------------------------------------------------------
                       United States Treasury Bonds,
   USD   4,750          5.375%, 2/15/31                                 $     5,348,761
         3,320         11.25%, 2/15/15                                        5,657,486
                       United States Treasury Notes,
         5,645         1.875%, 9/30/04                                        5,700,569
         3,715         2.125%, 10/31/04                                       3,764,484
           915         7.50%, 2/15/05                                         1,007,644
           975         6.75%, 5/15/05                                         1,073,757
        10,053         3.25%, 8/15/07                                        10,491,642
         6,900         6.00%, 8/15/09                                         8,139,033
         3,445         4.00%, 11/15/12                                        3,584,819
         3,730         3.625%, 5/15/13                                        3,759,139
                                                                        ---------------
                                                                             48,527,334
                                                                        ---------------
                       Total United States investments                       53,292,481
                                                                        ---------------
                       Total long-term investments (cost US$194,072,037)     205,636,303
                                                                        ---------------
 SHORT-TERM INVESTMENTS  5.6%
 UNITED STATES GOVERNMENT OBLIGATIONS  0.3%
 -----------------------------------------------------------------------------------
                       United States Treasury Bills,
        800(b)          0.79%(a), 7/17/03                                       798,801
 SHARES
 -------------
 MUTUAL FUND  5.3%
 -----------------------------------------------------------------------------------
                       Prudential Core Investment Fund - Taxable Money
    11,662,403          Market Series (Note 3)                               11,662,403
                                                                        ---------------
                       Total short-term investments
                        (cost US$12,461,991)                                 12,461,204
                                                                        ---------------
                       TOTAL INVESTMENTS  98.8%
                        (COST US$206,534,028; NOTE 5)                       218,097,507
                       Other assets in excess of liabilities  1.2%            2,663,205
                                                                        ---------------
                       NET ASSETS  100%                                 $   220,760,712
                                                                        ---------------
                                                                        ---------------

See Notes to Financial Statements.
6 Visit our website at www.jennisondryden.com

Portfolio securities are classified according to the security's currency denomination.

(a) Percentage quoted represents yield-to-maturity as of purchase date.
(b) Pledged as initial margin on financial futures contracts.
CAD--Canadian Dollar.
EUR--Euro.
FRN--Floating Rate Note.
GBP--Pound Sterling.
HUF--Hungarian Krone.
JPY--Japanese Yen.
PLZ--Polish Zloty.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2003 was as follows:

Foreign Government Obligations.........................................   68.0%
U.S. Government Obligations............................................   22.3
Banks..................................................................    1.8
Oil....................................................................    0.8
Food...................................................................    0.6
Assets in excess of other liabilities (including Taxable Money Market
  Series)..............................................................    6.5
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----
                                              See Notes to Financial Statements.
                                         Dryden Global Total Return Fund, Inc. 7

Statement of Assets and Liabilities

as of June 30, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at value (cost $206,534,028)                                $218,097,507
 Foreign currency, at value (cost $1,034,897)                                1,013,900
 Cash                                                                            3,795
 Interest receivable                                                         2,421,992
 Unrealized appreciation on forward currency contracts                       1,280,629
 Receivable for Fund shares sold                                                46,102
 Due from broker-variation margin                                               13,860
 Other assets                                                                   10,745
                                                                          ------------
 TOTAL ASSETS                                                              222,888,530
                                                                          ------------
 LIABILITIES
 -----------------------------------------------------------------------------------
 Unrealized depreciation on forward currency contracts                       1,331,437
 Accrued expenses and other liabilities                                        336,407
 Payable for Fund shares reacquired                                            256,469
 Management fee payable                                                        141,506
 Distribution fee payable                                                       51,763
 Withholding tax payable                                                        10,236
                                                                          ------------
 TOTAL LIABILITIES                                                           2,127,818
                                                                          ------------
 NET ASSETS                                                               $220,760,712
                                                                          ------------
                                                                          ------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Common stock, at par                                                  $    294,116
    Paid-in capital in excess of par                                       220,765,251
                                                                          ------------
                                                                           221,059,367
    Overdistribution of net investment income                               (5,372,203)
    Accumulated net realized loss on investment and foreign currency
       transactions                                                         (6,238,314)
    Net unrealized appreciation on investments and foreign currencies       11,311,862
                                                                          ------------
 Net assets, June 30, 2003                                                $220,760,712
                                                                          ------------
                                                                          ------------

See Notes to Financial Statements.
8 Visit our website at www.jennisondryden.com

 CLASS A
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($206,522,839 / 27,517,246 shares of common stock issued and outstanding)      $7.51
 Maximum sales charge (4% of offering price)                                      .31
                                                                                -----
 Maximum offering price to public                                               $7.82
                                                                                -----
                                                                                -----
 CLASS B
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($8,254,049 / 1,097,768 shares of common stock issued and outstanding)         $7.52
                                                                                -----
                                                                                -----
 CLASS C
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($889,813 / 118,582 shares of common stock issued and outstanding)             $7.50
 Sales charge (1% of offering price)                                              .08
                                                                                -----
 Offering price to public                                                       $7.58
                                                                                -----
                                                                                -----
 CLASS Z
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($5,094,011 / 677,997 shares of common stock issued and outstanding)           $7.51
                                                                                -----
                                                                                -----

                                              See Notes to Financial Statements.
                                         Dryden Global Total Return Fund, Inc. 9

Statement of Operations

Six Months Ended June 30, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Interest (net of foreign withholding taxes of $80,609)                 $ 3,379,182
 Dividends                                                                   79,994
                                                                     -----------------
                                                                          3,459,176
                                                                     -----------------
 Expenses
 Management fee                                                             844,502
 Distribution fee--Class A                                                  264,352
 Distribution fee--Class B                                                   40,144
 Distribution fee--Class C                                                    2,897
 Transfer agent's fees and expenses                                         234,000
 Custodian's fees and expenses                                              101,000
 Reports to shareholders                                                     90,000
 Audit fee                                                                   21,000
 Registration fees                                                           20,000
 Legal fees and expenses                                                     17,000
 Directors' fees                                                              6,000
 Miscellaneous                                                                6,936
                                                                     -----------------
 TOTAL EXPENSES                                                           1,647,831
                                                                     -----------------
 Net investment income                                                    1,811,345
                                                                     -----------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
 -----------------------------------------------------------------------------------
 Net realized gain (loss) on:
    Investment transactions                                              12,883,030
    Foreign currency transactions                                         2,332,831
    Financial futures contracts transactions                               (324,440)
                                                                     -----------------
                                                                         14,891,421
                                                                     -----------------
 Net change in unrealized appreciation (depreciation) on:
    Investments                                                             607,825
    Foreign currencies                                                   (2,573,375)
    Financial futures contracts                                             167,531
                                                                     -----------------
                                                                         (1,798,019)
                                                                     -----------------
 Net gain on investments and foreign currencies                          13,093,402
                                                                     -----------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $14,904,747
                                                                     -----------------
                                                                     -----------------

See Notes to Financial Statements.
10 Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

 -----------------------------------------------------------------------------------
                                                     SIX MONTHS              YEAR
                                                        ENDED                ENDED
                                                    JUNE 30, 2003      DECEMBER 31, 2002
 INCREASE (DECREASE) IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                              $   1,811,345        $   8,518,344
 Net realized gain (loss) on investment and
 foreign currency transactions                         14,891,421           (2,236,405)
 Net change in unrealized appreciation
 (depreciation) on investments and foreign
 currencies                                            (1,798,019)          15,196,646
                                                  -----------------    -----------------
 Net increase in net assets resulting from
 operations                                            14,904,747           21,478,585
                                                  -----------------    -----------------
 DIVIDENDS FROM NET INVESTMENT INCOME (NOTE 1)
 Class A                                               (4,060,642)          (9,125,204)
 Class B                                                 (128,297)            (264,924)
 Class C                                                  (14,535)             (27,759)
 Class Z                                                 (103,251)            (234,572)
                                                  -----------------    -----------------
                                                       (4,306,725)          (9,652,459)
                                                  -----------------    -----------------
 FUND SHARE TRANSACTIONS (NET OF SHARE
    CONVERSIONS) (NOTE 6)
 Net proceeds from shares sold                         10,385,911           11,254,043
 Net asset value of shares issued in
 reinvestment of dividends                              2,072,811            4,545,936
 Cost of shares reacquired                            (25,692,210)         (42,051,649)
                                                  -----------------    -----------------
 Decrease in net assets from Fund share
 transactions                                         (13,233,488)         (26,251,670)
                                                  -----------------    -----------------
 Total decrease                                        (2,635,466)         (14,425,544)
                                                  -----------------    -----------------
 NET ASSETS
 ---------------------------------------------------------------------------------------
 Beginning of period                                  223,396,178          237,821,722
                                                  -----------------    -----------------
 End of period                                      $ 220,760,712        $ 223,396,178
                                                  -----------------    -----------------
                                                  -----------------    -----------------

                                              See Notes to Financial Statements.
                                        Dryden Global Total Return Fund, Inc. 11

Notes to Financial Statements

(Unaudited)

Dryden Global Total Return Fund, Inc. (the 'Fund'), formerly known as Prudential Global Total Return Fund, Inc., is an open-end, non-diversified management investment company. The Fund's investment objective is to seek total return made up of current income and capital appreciation. The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund invests primarily in investment-grade securities denominated in U.S. dollars and in foreign currencies.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Forward currency exchange contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgement of the Subadviser, does not

12 Visit our website at www.jennisondryden.com represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Directors, in consultation with the Manager or Subadviser. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains or losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among
                                        Dryden Global Total Return Fund, Inc. 13
other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial futures contracts and forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the

14 Visit our website at www.jennisondryden.com ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

NOTE 2. AGREEMENTS

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the Subadvisor's performance of such services. PI has entered into a subadvisory agreement with PIM. The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets up to $500 million, .70 of 1% of such assets between $500 million and $1 billion, and .65 of 1% of such assets in excess of $1 billion.
                                        Dryden Global Total Return Fund, Inc. 15

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 2003.

PIMS has advised the Fund that it has received approximately $12,700 and $400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2003. From these fees, PIMS paid a substantial part of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2003, it received approximately $9,900 and $20 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended June 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2003.

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

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2003, the Fund incurred fees of approximately $180,800 for the services of PMFS. As of June 30, 2003, approximately $28,400 of such fees were due to PMFS.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $19,300 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), was approximately $14,600 for the six months ended June 30, 2003. As of June 30, 2003, approximately $2,400 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential.

The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2003, the Fund earned $79,994 from the Series by investing its excess cash.

NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 2003, aggregated $266,313,273 and $280,493,323, respectively.

During the six months ended June 30, 2003, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2003 are as follows:

                                                      VALUE AT        VALUE AT
NUMBER OF                             EXPIRATION        TRADE         JUNE 30,         UNREALIZED
CONTRACTS             TYPE               DATE           DATE            2003          DEPRECIATION
---------     --------------------    -----------    -----------     -----------     ---------------
                Short Position:
    61           10-yr T-Notes        Sep. 2003      $ 7,133,188     $ 7,163,688        $ (30,500)
                Long Positions:
    90          2-yr Euro-Schatz      Sep. 2003       11,034,835      11,031,734           (3,101)
    54         20-yr U.S. T-Bonds     Sep. 2003        6,404,023       6,336,563          (67,460)
    33          5-yr Eurodollars      Sep. 2003        4,313,649       4,295,080          (18,569)
     5          10-yr Jpn. Bonds      Sep. 2003        6,008,744       5,894,648         (114,096)
                                                                                     ---------------
                                                                                        $(233,726)
                                                                                     ---------------
                                                                                     ---------------

                                        Dryden Global Total Return Fund, Inc. 17

At June 30, 2003, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

                                                      VALUE AT
FOREIGN CURRENCY                   CURRENT        SETTLEMENT DATE       UNREALIZED         UNREALIZED
  PURCHASE CONTRACTS                VALUE             PAYABLE          APPRECIATION       DEPRECIATION
-----------------------------    ------------     ----------------     -------------     --------------
Australian Dollars,
  expiring 7/30/03               $  3,352,322       $  3,333,013        $    19,309                 --
Canadian Dollars,
  expiring 7/28/03                  2,266,720          2,290,000                 --       $    (23,280)
Danish Krones,
  expiring 7/16/03                  2,674,396          2,733,570                 --            (59,174)
Euros,
  expiring 7/02/03                 34,717,308         35,427,517                 --           (710,209)
  expiring 8/04/03                 21,419,822         21,384,822             35,000                 --
  expiring 8/04/03                  5,560,230          5,570,000                 --             (9,770)
Japanese Yen,
  expiring 7/02/03                 29,395,441         29,608,891                 --           (213,450)
  expiring 8/04/03                 21,628,974         21,650,474                 --            (21,500)
Polish Zloty,
  expiring 7/16/03                  2,423,846          2,449,173                 --            (25,327)
Swedish Kronas,
  expiring 7/10/03                  5,397,993          5,599,423                 --           (201,430)
Swiss Francs,
  expiring 7/02/03                  2,413,902          2,410,431              3,471                 --
  expiring 7/16/03                  2,253,549          2,255,360                 --             (1,811)
                                 ------------     ----------------     -------------     --------------
                                 $133,504,503       $134,712,674        $    57,780       $ (1,265,951)
                                 ------------     ----------------     -------------     --------------
                                 ------------     ----------------     -------------     --------------

                                                      VALUE AT
FOREIGN CURRENCY                   CURRENT        SETTLEMENT DATE       UNREALIZED         UNREALIZED
  SALE CONTRACTS                    VALUE            RECEIVABLE        APPRECIATION       DEPRECIATION
-----------------------------    ------------     ----------------     -------------     --------------
Canadian Dollars,
  expiring 7/28/03               $ 12,043,968       $ 12,165,135        $   121,167                 --
Euros,
  expiring 7/02/03                 16,775,958         17,221,542            445,584                 --
  expiring 7/02/03                 18,269,350         18,247,680                 --       $    (21,670)
  expiring 7/16/03                  2,266,839          2,255,360                 --            (11,479)
  expiring 8/04/04                  4,034,200          4,014,400                 --            (19,800)
Hungarian Forint,
  expiring 7/16/03                  3,116,030          3,260,805            144,775                 --
Japanese Yen,
  expiring 7/02/03                 30,564,247         30,664,369            100,122                 --
  expiring 8/04/04                  3,232,189          3,240,000              7,811                 --
New Zealand Dollars,
  expiring 7/30/03                  2,326,041          2,317,088                 --             (8,953)
Polish Zloty,
  expiring 7/16/03                  4,885,907          5,010,965            125,058                 --

18 Visit our website at www.jennisondryden.com

                                                      VALUE AT
FOREIGN CURRENCY                   CURRENT        SETTLEMENT DATE       UNREALIZED         UNREALIZED
  SALE CONTRACTS                    VALUE            RECEIVABLE        APPRECIATION       DEPRECIATION
-----------------------------    ------------     ----------------     -------------     --------------
Pound Sterling,
  expiring 7/30/03               $  4,397,542       $  4,433,920        $    36,378                 --
Swedish Kronas,
  expiring 7/10/03                  3,507,036          3,607,859            100,823                 --
Swiss Francs,
  expiring 7/02/03                  2,413,902          2,458,986             45,084                 --
  expiring 7/16/03                  2,860,374          2,956,421             96,047                 --
  expiring 7/16/03                  2,414,780          2,411,196                 --       $     (3,584)
                                 ------------     ----------------     -------------     --------------
                                 $113,108,363       $114,265,726        $ 1,222,849       $    (65,486)
                                 ------------     ----------------     -------------     --------------
                                 ------------     ----------------     -------------     --------------

NOTE 5. TAX INFORMATION

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2003 were as follows:

                                                         NET UNREALIZED
    TAX BASIS        APPRECIATION      DEPRECIATION       APPRECIATION
-----------------   ---------------   ---------------   -----------------
  $207,475,025        $11,780,243      $(1,157,761)        $10,622,482

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and amortization premiums.

For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2002, of approximately $20,797,100, of which $326,200 expires in 2003, $1,656,500 expires in 2005, $73,000 expires in 2006, $2,595,200 expires in
2007, $5,073,500 expires in 2008, $3,490,900 expires in 2009 and $7,581,800 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The capital loss carryforward differs from the amount on the Statement of Assets and Liabilities primarily due to the Fund electing to treat post-October capital losses of approximately $36,000 as having occurred in the current fiscal year.

NOTE 6. CAPITAL

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first fiscal year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will
                                        Dryden Global Total Return Fund, Inc. 19
automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

Transactions in shares of common stock were as follows:

CLASS A                                                          SHARES          AMOUNT
------------------------------------------------------------   -----------    ------------
Six months ended June 30, 2003:
Shares sold                                                        953,991    $  7,101,606
Shares issued in reinvestment of dividends                         249,793       1,849,973
Shares reacquired                                               (3,074,755)    (23,172,663)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (1,870,971)    (14,221,084)
Shares issued upon conversion from Class B                          52,341         408,191
                                                               -----------    ------------
Net increase (decrease) in shares outstanding                   (1,818,630)   $(13,812,893)
                                                               -----------    ------------
                                                               -----------    ------------
Year ended December 31, 2002:
Shares sold                                                      1,084,773    $  7,522,821
Shares issued in reinvestment of dividends and distributions       591,982       4,069,148
Shares reacquired                                               (5,305,213)    (36,528,145)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (3,628,458)    (24,936,176)
Shares issued upon conversion from Class B                          70,097         487,465
                                                               -----------    ------------
Net increase (decrease) in shares outstanding                   (3,558,361)   $(24,448,711)
                                                               -----------    ------------
                                                               -----------    ------------
CLASS B
------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                        243,388    $  1,816,013
Shares issued in reinvestment of dividends                          15,479         115,102
Shares reacquired                                                 (150,135)     (1,113,540)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       108,732         817,575
Shares issued upon conversion into Class A                         (52,341)       (408,191)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding                       56,391    $    409,384
                                                               -----------    ------------
                                                               -----------    ------------
Year ended December 31, 2002:
Shares sold                                                        322,255    $  2,221,044
Shares issued in reinvestment of dividends and distributions        34,185         235,368
Shares reacquired                                                 (308,773)     (2,129,635)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                        47,667         326,777
Shares issued upon conversion into Class A                         (70,118)       (487,465)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding                      (22,451)   $   (160,688)
                                                               -----------    ------------
                                                               -----------    ------------

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

CLASS C                                                          SHARES          AMOUNT
------------------------------------------------------------   -----------    ------------
Six months ended June 30, 2003:
Shares sold                                                         32,321    $    241,377
Shares issued in reinvestment of dividends                           1,740          12,910
Shares reacquired                                                   (8,367)        (62,870)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding                       25,694    $    191,417
                                                               -----------    ------------
                                                               -----------    ------------
Year ended December 31, 2002:
Shares sold                                                         35,125    $    241,946
Shares issued in reinvestment of dividends and distributions         3,604          24,792
Shares reacquired                                                  (51,402)       (358,799)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding                      (12,673)   $    (92,061)
                                                               -----------    ------------
                                                               -----------    ------------
CLASS Z
------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                        164,260    $  1,226,915
Shares issued in reinvestment of dividends                          12,784          94,826
Shares reacquired                                                 (181,205)     (1,343,137)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding                       (4,161)   $    (21,396)
                                                               -----------    ------------
                                                               -----------    ------------
Year ended December 31, 2002:
Shares sold                                                        182,499    $  1,268,232
Shares issued in reinvestment of dividends and distributions        31,511         216,628
Shares reacquired                                                 (439,639)     (3,035,070)
                                                               -----------    ------------
Net increase (decrease) in shares outstanding                     (225,629)   $ (1,550,210)
                                                               -----------    ------------
                                                               -----------    ------------

                                        Dryden Global Total Return Fund, Inc. 21

Financial Highlights

(Unaudited)

                                                                          CLASS A
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                     JUNE 30, 2003(B)
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $    7.17
                                                                           -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                         .06
 Net realized and unrealized gain (loss) on investment and
    foreign currencies                                                         .43
                                                                           -------
 Total from investment operations                                              .49
                                                                           -------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                         (.15)
 Distributions in excess of net investment income                               --
 Distributions from net realized capital gains                                  --
 Tax return of capital distributions                                            --
                                                                           -------
       Total distributions                                                    (.15)
                                                                           -------
 Net asset value, end of period                                          $    7.51
                                                                           -------
                                                                           -------
 TOTAL RETURN(A):                                                             6.81%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $ 206,523
 Average net assets (000)                                                $ 213,234
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 1.44%(c)
    Expenses, excluding distribution and service (12b-1) fees                 1.19%(c)
    Net investment income                                                     1.63%(c)
 FOR CLASS A, B, C, AND Z SHARES:
    Portfolio turnover rate                                                    127%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.
22 Visit our website at www.jennisondryden.com

                                               CLASS A
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002               2001(B)                2000               1999(B)              1998(B)
 ----------------------------------------------------------------------------------------------------
     $   6.80             $   7.10             $   7.26             $   8.03             $   7.88
      -------              -------              -------              -------              -------
          .26                  .32                  .42                  .44                  .52
          .41                 (.33)                (.18)                (.75)                 .16
      -------              -------              -------              -------              -------
          .67                 (.01)                 .24                 (.31)                 .68
      -------              -------              -------              -------              -------
         (.30)                (.24)                  --                 (.33)                (.35)
           --                   --                   --                   --                 (.02)
           --                   --                   --                   --                 (.16)
           --                 (.05)                (.40)                (.13)                  --
      -------              -------              -------              -------              -------
         (.30)                (.29)                (.40)                (.46)                (.53)
      -------              -------              -------              -------              -------
     $   7.17             $   6.80             $   7.10             $   7.26             $   8.03
      -------              -------              -------              -------              -------
      -------              -------              -------              -------              -------
        10.13%                (.15)%               3.49%               (3.95)%               8.92%
     $210,353             $223,683             $208,101             $257,548             $158,932
     $212,828             $226,129             $225,914             $166,940             $171,427
         1.46%                1.52%                1.62%                1.75%                1.33%
         1.21%                1.27%                1.37%                1.50%                1.18%
         3.78%                4.50%                5.74%                6.00%                6.42%
          252%                 237%                 436%                 132%                  46%

                                              See Notes to Financial Statements.
                                        Dryden Global Total Return Fund, Inc. 23

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS B
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                     JUNE 30, 2003(B)
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $  7.18
                                                                            -----
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .03
 Net realized and unrealized gain (loss) on investment and
    foreign currencies                                                        .43
                                                                            -----
 Total from investment operations                                             .46
                                                                            -----
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (.12)
 Distributions in excess of net investment income                              --
 Distributions from net realized capital gains                                 --
 Tax return of capital distributions                                           --
                                                                            -----
 Total distributions                                                         (.12)
                                                                            -----
 Net asset value, end of period                                           $  7.52
                                                                            -----
                                                                            -----
 TOTAL RETURN(A):                                                            6.40%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $ 8,254
 Average net assets (000)                                                 $ 8,095
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                2.19%(c)
    Expenses, excluding distribution and service (12b-1) fees                1.19%(c)
    Net investment income                                                     .84%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Annualized.
See Notes to Financial Statements.
24 Visit our website at www.jennisondryden.com

                                               CLASS B
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002               2001(B)                2000               1999(B)              1998(B)
 ----------------------------------------------------------------------------------------------------
      $ 6.81               $ 7.10               $ 7.26               $ 8.03               $ 7.89
       -----                -----                -----                -----                -----
         .21                  .28                  .37                  .40                  .46
         .41                 (.31)                (.17)                (.76)                 .16
       -----                -----                -----                -----                -----
         .62                 (.03)                 .20                 (.36)                 .62
       -----                -----                -----                -----                -----
        (.25)                (.21)                  --                 (.28)                (.30)
          --                   --                   --                   --                 (.02)
          --                   --                   --                   --                 (.16)
          --                 (.05)                (.36)                (.13)                  --
       -----                -----                -----                -----                -----
        (.25)                (.26)                (.36)                (.41)                (.48)
       -----                -----                -----                -----                -----
      $ 7.18               $ 6.81               $ 7.10               $ 7.26               $ 8.03
       -----                -----                -----                -----                -----
       -----                -----                -----                -----                -----
        9.28%                (.49)%               2.82%               (4.35)%               8.13%
      $7,480               $7,241               $6,145               $7,810               $3,625
      $7,461               $7,120               $6,821               $4,642               $3,048
        2.21%                2.02%                2.12%                2.25%                1.93%
        1.21%                1.27%                1.37%                1.50%                1.18%
        3.02%                4.01%                5.24%                5.49%                5.86%

                                              See Notes to Financial Statements.
                                        Dryden Global Total Return Fund, Inc. 25

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS C
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                     JUNE 30, 2003(B)
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $  7.17
                                                                            -----
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .04
 Net realized and unrealized gain (loss) on investment and
    foreign currencies                                                        .42
                                                                            -----
 Total from investment operations                                             .46
                                                                            -----
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (.13)
 Distributions in excess of net investment income                              --
 Distributions from net realized capital gains                                 --
 Tax return of capital distributions                                           --
                                                                            -----
 Total distributions                                                         (.13)
                                                                            -----
 Net asset value, end of period                                           $  7.50
                                                                            -----
                                                                            -----
 TOTAL RETURN(A):                                                            6.41%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                             $890
 Average net assets (000)                                                    $779
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                1.94%(c)
    Expenses, excluding distribution and service (12b-1) fees                1.19%(c)
    Net investment income                                                     .99%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Annualized.

See Notes to Financial Statements.
26 Visit our website at www.jennisondryden.com

                                               CLASS C
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002               2001(B)                2000               1999(B)              1998(B)
 ----------------------------------------------------------------------------------------------------
     $   6.81             $   7.10             $   7.26             $   8.03             $   7.89
      -------               ------               ------               ------               ------
          .22                  .28                  .36                  .40                  .46
          .40                 (.31)                (.16)                (.76)                 .16
      -------               ------               ------               ------               ------
          .62                 (.03)                 .20                 (.36)                 .62
      -------               ------               ------               ------               ------
         (.26)                (.21)                  --                 (.28)                (.30)
           --                   --                   --                   --                 (.02)
           --                   --                   --                   --                 (.16)
           --                 (.05)                (.36)                (.13)                  --
      -------               ------               ------               ------               ------
         (.26)                (.26)                (.36)                (.41)                (.48)
      -------               ------               ------               ------               ------
     $   7.17             $   6.81             $   7.10             $   7.26             $   8.03
      -------               ------               ------               ------               ------
      -------               ------               ------               ------               ------
         9.37%                (.49)%               2.82%               (4.35)%               8.13%
         $666                 $719                 $424                 $561                 $275
         $741                 $564                 $482                 $354                 $220
         1.96%                2.02%                2.12%                2.25%                1.93%
         1.21%                1.27%                1.37%                1.50%                1.18%
         3.28%                3.97%                5.29%                5.51%                5.84%

                                              See Notes to Financial Statements.
                                        Dryden Global Total Return Fund, Inc. 27

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS Z
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                     JUNE 30, 2003(B)
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                       $7.18
                                                                            -----
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .07
 Net realized and unrealized gain (loss) on investment and
    foreign currencies                                                        .42
                                                                            -----
 Total from investment operations                                             .49
                                                                            -----
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (.16)
 Distributions in excess of net investment income                              --
 Distributions from net realized capital gains                                 --
 Tax return of capital distributions                                           --
                                                                            -----
 Total distributions                                                         (.16)
                                                                            -----
 Net asset value, end of period                                           $  7.51
                                                                            -----
                                                                            -----
 TOTAL RETURN(A):                                                            6.80%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $ 5,094
 Average net assets (000)                                                 $ 4,958
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                1.19%(c)
    Expenses, excluding distribution and service (12b-1) fees                1.19%(c)
    Net investment income                                                    1.84%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Annualized.

See Notes to Financial Statements.
28 Visit our website at www.jennisondryden.com

                                               CLASS Z
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002               2001(B)                2000               1999(B)              1998(B)
 ----------------------------------------------------------------------------------------------------
      $ 6.81               $ 7.10              $   7.27             $   8.03              $ 7.88
       -----                -----                ------               ------               -----
         .27                  .35                   .43                  .42                 .52
         .42                 (.33)                 (.18)                (.71)                .17
       -----                -----                ------               ------               -----
         .69                  .02                   .25                 (.29)                .69
       -----                -----                ------               ------               -----
        (.32)                (.25)                   --                 (.34)               (.36)
          --                   --                    --                   --                (.02)
          --                   --                    --                   --                (.16)
          --                 (.06)                 (.42)                (.13)                 --
       -----                -----                ------               ------               -----
        (.32)                (.31)                 (.42)                (.47)               (.54)
       -----                -----                ------               ------               -----
      $ 7.18               $ 6.81              $   7.10             $   7.27              $ 8.03
       -----                -----                ------               ------               -----
       -----                -----                ------               ------               -----
       10.37%                 .10%                 3.78%               (3.74)%              9.07%
      $4,897               $6,179              $ 10,551             $ 12,847              $2,435
      $5,334               $9,591              $ 11,136             $  4,604              $1,771
        1.21%                1.27%                 1.37%                1.50%               1.18%
        1.21%                1.27%                 1.37%                1.50%               1.18%
        4.07%                4.84%                 5.98%                6.11%               6.65%

                                              See Notes to Financial Statements.
                                        Dryden Global Total Return Fund, Inc. 29

Supplemental Proxy Information

A meeting of the Fund's shareholders was held on July 2, 2003, in conjunction with shareholder meetings for certain other funds within the JennisonDryden Mutual Fund complex. The meeting was held for the following purposes:

(1) To elect the following ten individuals to serve on the Fund's Board of Directors to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

    -  David E. Carson
    -  Robert E. La Blanc
    -  Douglas H. McCorkindale
    -  Stephen P. Munn
    -  Richard A. Redeker
    -  Robin B. Smith
    -  Stephen Stoneburn
    -  Clay T. Whitehead
    -  Judy A. Rice
    -  Robert F. Gunia

(2) To approve a proposal to permit the manager to enter into, or make material changes to, subadvisory agreements without shareholder approval.

(3) To permit an amendment to the management contract between PI and the Fund.

(4) To approve changes to fundamental investment restrictions and policies.

The results of the proxy solicitation on the above matters were:

         DIRECTOR/MANAGER/             VOTES         VOTES
      INVESTMENT RESTRICTION            FOR         AGAINST      ABSTENTIONS
   -----------------------------    -----------    ----------    -----------
(1)    David E. Carson               18,805,710        --            --
       Robert E. La Blanc            18,799,600        --            --
       Douglas H. McCorkindale       18,822,781        --            --
       Stephen P. Munn               18,829,047        --            --
       Richard A. Redeker            18,819,631        --            --
       Robin B. Smith                18,801,504        --            --
       Stephen Stoneburn             18,814,693        --            --

30 Visit our website at www.jennisondryden.com

         DIRECTOR/MANAGER/             VOTES         VOTES
      INVESTMENT RESTRICTION            FOR         AGAINST      ABSTENTIONS
   -----------------------------    -----------    ----------    -----------
       Clay T. Whitehead             18,815,361        --            --
       Judy A. Rice                  18,815,959        --            --
       Robert F. Gunia               18,814,620        --            --
(2)    Subadvisory agreement         14,420,706     2,729,875        854,500
(3)    Amendment to management
       contract                      16,737,533     2,246,624        918,212
(4) Fundamental investment restrictions
(4a)   Issuing senior securities,
       borrowing money or pledging
       assets                        14,829,436     2,265,221        910,425
(4b)   Buying and selling real
       estate                        15,028,661     2,114,129        862,292
(4c)   Buying and selling
       commodities and commodity
       contracts                     14,789,576     2,254,258        961,248
(4d)   Fund concentration            15,017,177     2,018,667        969,237
(4e)   Making loans                  14,721,102     2,400,672        883,307
(4f)   Other investment
       restrictions, including
       investing in securities of
       other investment companies    14,987,332     2,087,424        930,326

A meeting of the Fund's shareholders was held on July 24, 2003, in conjunction with shareholder meetings for certain other funds within the Prudential Mutual Fund complex. The meeting was held for the following purposes:

(1) To approve amendments to the Fund's Articles of Incorporation.

The result of the proxy solicitation on the above matter was:

                                        VOTES         VOTES
                                         FOR         AGAINST      ABSTENTIONS
                                     -----------    ----------    -----------
(1)    Amendments to the Articles
       of Incorporation              15,425,565     1,846,510       989,650

                                       Dryden Global Total Return Fund, Inc. 31

MAIL                         TELEPHONE          WEBSITE
Gateway Center Three         (800) 225-1852     www.jennisondryden.com
100 Mulberry Street
Newark, NJ 07102-4077


DIRECTORS
David E.A. Carson - Robert F. Gunia - Robert E.
La Blanc - Douglas H. McCorkindale - Stephen P.
Munn - Richard A. Redeker - Judy A. Rice -
Robin B. Smith - Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice
President - Grace C. Torres, Treasurer -
Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary - Maryanne Ryan, Anti-
Money Laundering Compliance Officer

---------------------------------------------------------------------------
MANAGER                Prudential Investments LLC  Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
---------------------------------------------------------------------------
INVESTMENT ADVISER     Prudential Investment       Gateway Center Two
                       Management, Inc.            100 Mulberry Street
                                                   Newark, NJ 07102
---------------------------------------------------------------------------
DISTRIBUTOR            Prudential Investment       Gateway Center Three
                       Management Services LLC     14th Floor
                                                   100 Mulberry Street
                                                   Newark, NJ 07102-4077
---------------------------------------------------------------------------
CUSTODIAN              State Street Bank           One Heritage Drive
                       and Trust Company           North Quincy, MA 02171
---------------------------------------------------------------------------
TRANSFER AGENT         Prudential Mutual Fund      PO Box 8098
                       Services LLC                Philadelphia, PA 19101
---------------------------------------------------------------------------
INDEPENDENT AUDITORS   PricewaterhouseCoopers LLP  1177 Avenue of the
                                                   Americas
                                                   New York, NY 10036
---------------------------------------------------------------------------
LEGAL COUNSEL          Sullivan & Cromwell LLP     125 Broad Street
                                                   New York, NY 10004-2498
---------------------------------------------------------------------------

Dryden Global Total Return Fund, Inc.

Share Class          A          B          C           Z
Nasdaq               GTRAX      PBTRX      PCTRX       PZTRX
CUSIP                26243L105  26243L204  26243L303   26243L402

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL

GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

JennisonDrydenMutualFunds

Dryden Global Total Return Fund, Inc.

Share Class           A          B          C          Z
Nasdaq                GTRAX      PBTRX      PCTRX      PZTRX
CUSIP                 26243L105  26243L204  26243L303  26243L402

MF169E2   IFS-A083142

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dryden Gobal Total Return Fund, Inc.

By: /s/ Marguerite E.H. Morrison
    ----------------------------------------------------------
    Marguerite E.H. Morrison
    Assistant Secretary

Date: August 26, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003